Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based compensation [Abstract]
Share-based compensation (Tables), Performance shares [Text Block]

Philips Group

Performance shares

2018

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2018 [1]	6,828,444	29.15
Granted	1,322,107	39.22
Notional dividends [2]	112,952	32.21
Vested/Issued	4,237,835	28.50
Forfeited	415,273	29.61
Adjusted quantity [3]	1,127,703	28.97
Outstanding at December 31, 2018	4,738,099	32.54

USD-denominated
Outstanding at January 1, 2018 [1]	4,396,514	31.96
Granted	907,782	47.50
Notional dividends [2]	70,579	37.51
Vested/Issued	2,840,286	30.14
Forfeited	424,139	36.12
Adjusted quantity [3]	767,599	30.32
Outstanding at December 31, 2018	2,878,048	23.71
[1] The outstanding number of performance shares as per January 1, 2018 was updated to reflect the dividend declared on outstanding shares between grant date and vesting date that will be issued in shares.
[2] Dividend declared in 2018 on outstanding shares.
[3] Adjusted quantity includes the adjustments made to performance shares outstanding due to updates on the actual and expected EPS.

Share-based compensation (Tables), Restricted shares [Text Block]

Philips Group

Restricted shares

2018

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2018 [1]	1,807,009	27.72
Granted	729,798	33.15
Notional dividends [2]	52,317	29.58
Vested/Issued	193,968	25.40
Forfeited	174,266	28.52
Outstanding at December 31, 2018	2,220,891	29.69

USD-denominated
Outstanding at January 1, 2018 [1]	1,753,505	31.26
Granted	717,654	36.67
Notional dividends [2]	48,082	33.35
Vested/Issued	407,743	28.84
Forfeited	205,630	33.97
Outstanding at December 31, 2018	1,905,867	33.58
[1] Excludes premium shares on Restricted shares granted before 2013. (20% additional (premium) shares that may be received if shares delivered under the plan are not sold for three-year period).
[2] Dividend declared in 2018 on outstanding shares.

Share-based compensation (Tables), Options on EUR-denominated listed share [Text Block]

Philips Group

Options on EUR-denominated listed share

2018

	options	weighted average exercise price
Outstanding at January 1, 2018	2,772,210	19.49
Exercised	1,024,063	20.14
Expired	99,427	22.52
Outstanding at December 31, 2018	1,648,720	18.90

Exercisable at December 31, 2018	1,648,720	18.90

Share-based compensation (Tables), Options on USD-denominated listed share [Text Block]

Philips Group

Options on USD-denominated listed share

2018

	options	weighted average exercise price
Outstanding at January 1, 2018	3,309,766	28.41
Exercised	1,451,964	29.91
Expired	223,934	35.36
Outstanding at December 31, 2018	1,633,868	26.13

Exercisable at December 31, 2018	1,633,868	26.13

Share-based compensation (Tables), Outstanding options [Text Block]

Philips Group

Outstanding options

in millions of EUR

2018

	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15	701,262	11.6	2.7 yrs
15-20	22,011	0.3	3.0 yrs
20-25	925,447	7.9	2.0 yrs
Outstanding options	1,648,720	19.8	2.3 yrs

USD-denominated
15-20	645,598	10.4	2.7 yrs
20-25	23,925	0.3	3.0 yrs
25-30	595,675	3.3	2.3 yrs
30-35	368,670	0.7	1.4 yrs
Outstanding options	1,633,868	14.7	2.3 yrs

Share-based compensation (Tables), Accelerate! options [Text Block]

Philips Group

Accelerate! options

2018

	options	weighted average exercise price
EUR-denominated
Outstanding at January 1, 2018	481,200	16.06
Exercised	179,450	15.24
Expired	5,000	15.24
Outstanding at December 31, 2018	296,750	16.57

Exercisable at December 31, 2018	296,750	16.57

USD-denominated
Outstanding at January 1, 2018	170,800	20.02
Exercised	47,500	20.02
Outstanding at December 31, 2018	123,300	20.02

Exercisable at December 31, 2018	123,300	20.02